Fair Value (Details) - Recurring [Member] - USD ($) $ in Thousands	Jun. 30, 2019		Dec. 31, 2018		Dec. 31, 2017
Assets, Fair Value Disclosure	$ 946,498		$ 678,582		$ 567,471
Financial and Nonfinancial Liabilities, Fair Value Disclosure	748,164		524,178		471,192
Cash and Cash Equivalents [Member]
Assets, Fair Value Disclosure	30,628	[1]	21,630	[2]	16,607	[3]
US Government Agencies Debt Securities [Member]
Assets, Fair Value Disclosure	9,013		8,223		8,954
Domestic Corporate Securities [Member]
Assets, Fair Value Disclosure	17,211		16,655
Residential Mortgage Backed Securities [Member]
Assets, Fair Value Disclosure	252		653		1,713
Foreign Corporate Securities [Member]
Assets, Fair Value Disclosure	4,095		4,038
Debt Securities [Member]
Assets, Fair Value Disclosure	30,571		29,569		10,667
Derivative
Assets, Fair Value Disclosure	748,164		524,178		471,192
Financial and Nonfinancial Liabilities, Fair Value Disclosure	748,164		524,178		471,192
Separate Account Assets [Member]
Assets, Fair Value Disclosure	137,135		103,205		69,005
Level 1 [Member]
Assets, Fair Value Disclosure	30,628		21,630		16,607
Financial and Nonfinancial Liabilities, Fair Value Disclosure
Level 1 [Member] | Cash and Cash Equivalents [Member]
Assets, Fair Value Disclosure	30,628	[1]	21,630	[2]	16,607	[3]
Level 1 [Member] | US Government Agencies Debt Securities [Member]
Assets, Fair Value Disclosure
Level 1 [Member] | Domestic Corporate Securities [Member]
Assets, Fair Value Disclosure
Level 1 [Member] | Residential Mortgage Backed Securities [Member]
Assets, Fair Value Disclosure
Level 1 [Member] | Foreign Corporate Securities [Member]
Assets, Fair Value Disclosure
Level 1 [Member] | Debt Securities [Member]
Assets, Fair Value Disclosure
Level 1 [Member] | Derivative
Assets, Fair Value Disclosure
Financial and Nonfinancial Liabilities, Fair Value Disclosure
Level 1 [Member] | Separate Account Assets [Member]
Assets, Fair Value Disclosure
Fair Value, Inputs, Level 2 [Member]
Assets, Fair Value Disclosure	167,706		132,774		79,672
Financial and Nonfinancial Liabilities, Fair Value Disclosure
Fair Value, Inputs, Level 2 [Member] | Cash and Cash Equivalents [Member]
Assets, Fair Value Disclosure		[1]		[2]		[3]
Fair Value, Inputs, Level 2 [Member] | US Government Agencies Debt Securities [Member]
Assets, Fair Value Disclosure	9,013		8,223		8,954
Fair Value, Inputs, Level 2 [Member] | Domestic Corporate Securities [Member]
Assets, Fair Value Disclosure	17,211		16,655
Fair Value, Inputs, Level 2 [Member] | Residential Mortgage Backed Securities [Member]
Assets, Fair Value Disclosure	252		653		1,713
Fair Value, Inputs, Level 2 [Member] | Foreign Corporate Securities [Member]
Assets, Fair Value Disclosure	4,095		4,038
Fair Value, Inputs, Level 2 [Member] | Debt Securities [Member]
Assets, Fair Value Disclosure	30,571		29,569		10,667
Fair Value, Inputs, Level 2 [Member] | Derivative
Assets, Fair Value Disclosure
Financial and Nonfinancial Liabilities, Fair Value Disclosure
Fair Value, Inputs, Level 2 [Member] | Separate Account Assets [Member]
Assets, Fair Value Disclosure	137,135		103,205		69,005
Level 3 [Member]
Assets, Fair Value Disclosure	748,164		524,178		471,192
Financial and Nonfinancial Liabilities, Fair Value Disclosure	748,164		524,178		471,192
Level 3 [Member] | Cash and Cash Equivalents [Member]
Assets, Fair Value Disclosure		[1]		[2]		[3]
Level 3 [Member] | US Government Agencies Debt Securities [Member]
Assets, Fair Value Disclosure
Level 3 [Member] | Domestic Corporate Securities [Member]
Assets, Fair Value Disclosure
Level 3 [Member] | Residential Mortgage Backed Securities [Member]
Assets, Fair Value Disclosure
Level 3 [Member] | Foreign Corporate Securities [Member]
Assets, Fair Value Disclosure
Level 3 [Member] | Debt Securities [Member]
Assets, Fair Value Disclosure
Level 3 [Member] | Derivative
Assets, Fair Value Disclosure	748,164		524,178		471,192
Financial and Nonfinancial Liabilities, Fair Value Disclosure	748,164		524,178		471,192
Level 3 [Member] | Separate Account Assets [Member]
Assets, Fair Value Disclosure

[1]	Excludes cash of $1,354 that is not subject to fair value accounting.
[2]	Excludes cash of $3,282 that is not subject to fair value accounting.
[3]	Excludes cash of $1,833 that is not subject to fair value accounting.